Law Offices

Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC  20036
(202) 822-9611

December 23, 2009

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Nationwide Variable Insurance Trust (1940 Act File No.: 811-03213) – Form N-14

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Nationwide Variable Insurance Trust (the “Registrant”).  The Registration Statement is being filed to register Class I and II shares of beneficial interest, without par value, of NVIT Multi-Manager Large Cap Growth Fund (the “Growth Fund”), Class I and II shares of beneficial interest, without par value, of NVIT Multi-Manager Large Cap Value Fund (the “Value Fund”) and Class I shares of beneficial interest, without par value of NVIT Nationwide Fund (the “Nationwide Fund”), each a series of the Registrant.  The Proxy Statement/Prospectus of the Form N-14 details three separate and independent proposals (each, a “Proposal”), which are summarized below.

With regard to Proposal 1, shares of the Growth Fund will be issued to the shareholders of the NVIT Health Sciences Fund (the “Health Sciences Fund”), NVIT Technology and Communications Fund (the “Technology Fund”) and NVIT U.S. Growth Leaders Fund (the “U.S. Leaders Fund”), each a series of the Registrant, in connection with the transfer of substantially all of the assets of the Health Sciences Fund, Technology Fund and U.S. Leaders Fund to the Growth Fund in exchange for Class I and II shares of beneficial interest of the Growth Fund, pursuant to their respective Plans of Reorganization.

With regard to Proposal 2, shares of the Value Fund will be issued to the shareholders of the Gartmore NVIT Global Utilities Fund (the “Utilities Fund”) and NVIT Global Financial Services Fund (the “Financial Services Fund”), each a series of the Registrant, in connection with the transfer of substantially all of the assets of the Utilities Fund and Financial Services Fund to the Value Fund in exchange for Class I and II shares of beneficial interest of the Growth Fund, pursuant to the respective Plans of Reorganization.

With regard to Proposal 3, shares of the Nationwide Fund will be issued to the shareholders of NVIT Nationwide Leaders Fund (the “Nationwide Leaders Fund), a series of the Registrant, in connection with the transfer of substantially all of the assets of the Nationwide Leaders Fund, to the Nationwide Fund in exchange for Class I shares of beneficial interest of the Nationwide Fund, pursuant to the Plan of Reorganization.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on January 22, 2009.

The Health Sciences Fund, Technology Fund, U.S. Leaders Fund, Utilities Fund, Financial Services Fund and Nationwide Leaders have each registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act.  Therefore, no filing fee is due at this time.

I will be out of the office from December 23, 2009 and returning January 8, 2010.  If you have any questions or would prefer to provide comments regarding this filing before I return, please contact Christopher J. Zimmerman at (202) 419-8402.  Otherwise, please contact me at (202) 419-8417.

Very truly yours,

/s/ Prufesh R. Modhera
Prufesh R. Modhera

cc:           Barbara A. Nugent
Allan J. Oster